Interest and Finance Costs	12 Months Ended
Dec. 31, 2016
Interest and Finance Costs [Abstract]
Interest and Finance Costs

10.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2016	2015	2014
Interest expense on bank debt (Note 7)	$4,902	$3,541	$3,282
Interest expense and other fees on related party debt (Note 4)	1,692	2,945	3,247
Amortization of deferred financing costs (Note 7)	427	268	196
Commitment fees and other (Note 7)	73	412	21
Total	$7,094	$7,166	$6,746